CONDENSED BALANCE SHEETS (Unaudited) (Q3) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash	$ 109,940	$ 520,422	$ 886,279
Prepaid expenses and other current assets	25,722	57,109	129,825
Total Currents Assets	135,662	577,531	1,016,104
Cash and cash equivalents held in Trust Account	153,781,268	225,433,349	221,060,045
Total Assets	153,916,930	226,010,880	222,076,149
Current Liabilities
Accounts payable	57,810	25,496	55,364
Accrued expenses	10,903	25,000	0
Franchise tax payable	30,050	200,050	54,000
Income tax payable	18,225	1,033,660	113,000
Promissory note	2,330,304	0
Total Current Liabilities	2,447,292	1,284,206	247,364
Deferred underwriting fees	7,718,227	7,718,227	7,718,227
Total Liabilities	10,165,519	9,002,433	7,965,591
Commitments
Common stock subject to possible redemption, 13,471,011 and 20,846,454 shares at redemption value at September 30, 2020 and December 31, 2019, respectively	138,751,410	212,008,440	209,110,550
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 authorized; none issued and outstanding	0	0	0
Additional paid-in capital	2,490,372	1,818,808	4,691,701
Retained earnings	2,508,932	3,180,527	307,638
Total Stockholders' Equity	5,000,001	5,000,007	5,000,008
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	153,916,930	226,010,880	222,076,149
Class A Common Stock [Member]
Stockholders' Equity
Common stock	146	121	118
Class B Common Stock [Member]
Stockholders' Equity
Common stock	$ 551	$ 551	$ 551